UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01434

Lincoln National Variable Annuity Fund A
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660

Colleen E. Tonn, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana  46801

Registrant’s telephone number, including area code: (260) 455-3404
Date of fiscal year-end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

Lincoln National Variable Annuity Fund A

March 31, 2009

		Fair
	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.45%
Aerospace & Defense – 4.25%
Boeing	6,200	$220,596
Goodrich	8,900	337,221
Honeywell International	6,900	192,234
Rockwell Collins	7,800	254,592
United Technologies	11,000	472,780
		1,477,423
Beverages - 1.97%
PepsiCo	13,300	684,684
		684,684
Biotechnology – 3.84%
†Amgen	10,100	500,152
†Celgene	3,800	168,720
†Gilead Sciences	10,700	495,624
†Vertex Pharmaceuticals	5,900	169,507
		1,334,003
Chemicals – 3.18%
Cytec Industries	8,500	127,670
duPont (E.I.) deNemours	14,400	321,552
Lubrizol	8,300	282,283
Monsanto	4,500	373,950
		1,105,455
Commercial Banks – 2.03%
PNC Financial Services Group	4,700	137,663
U.S. Bancorp	17,600	257,136
Wells Fargo	21,900	311,856
		706,655
Commercial Services & Supplies – 0.41%
Republic Services	8,400	144,060
		144,060
Communications Equipment – 3.37%
†Cisco Systems	38,400	643,968
QUALCOMM	13,500	525,285
		1,169,253
Computers & Peripherals – 5.90%
†Apple	6,600	693,792
†EMC	38,700	441,180
Hewlett-Packard	16,400	525,784
International Business Machines	4,000	387,560
		2,048,316
Construction & Engineering – 0.66%
Fluor	6,600	228,030
		228,030
Consumer Finance – 0.33%
Capital One Financial	9,300	113,832
		113,832
Containers & Packaging – 0.65%
†Owens-Illinois	15,700	226,708
		226,708
Diversified Consumer Services – 0.42%
DeVry	3,000	144,540
		144,540
Diversified Financial Services – 1.97%
JPMorgan Chase	20,100	534,260
†Nasdaq OMX Group	7,600	148,808
		683,068
Diversified Telecommunications Services – 2.72%
AT&T	10,700	269,640
Verizon Communications	22,300	673,460
		943,100
Electric Utilities– 2.49%
Exelon	7,000	317,730
FirstEnergy	5,500	212,300
PPL	11,700	335,907
		865,937
Electrical Equipment – 0.66%
Roper Industries	5,400	229,230
		229,230
Energy Equipment & Services – 2.59%
†Nabors Industries	14,900	148,851
†National Oilwell Varco	11,000	315,810
Schlumberger	10,700	434,634
		899,295
Food & Staples Retailing – 4.05%
CVS Caremark	19,500	536,055
Wal-Mart Stores	16,700	870,070
		1,406,125
Food Products – 0.61%
Smucker (J.M.)	5,700	212,439
		212,439
Gas Utilities – 0.75%
EQT	8,300	260,039

260,039
Health Care Equipment & Supplies – 2.40%
†Gen-Probe	5,300	241,574
†Hologic	18,100	236,929
Medtronic	12,000	353,640
		832,143
Health Care Providers & Services – 1.77%
†Express Scripts	5,500	253,935
UnitedHealth Group	17,300	362,089
		616,024
Hotels, Restaurants & Leisure – 2.95%
Burger King Holdings	18,900	433,755
McDonald's	10,800	589,356
		1,023,111
Household Durables – 0.75%
†Jarden	20,600	261,002
		261,002
Household Products – 3.69%
Colgate-Palmolive	5,700	336,186
Procter & Gamble	20,100	946,509
		1,282,695
Industrial Conglomerates – 1.17%
General Electric	40,300	407,433
		407,433
Insurance – 3.18%
Berkley (W.R.)	9,900	223,245
Everest Re Group	3,200	226,560
Hanover Insurance Group	6,400	184,448
Prudential Financial	7,600	144,552
Travelers	8,000	325,120
		1,103,925
Internet Software & Services – 1.60%
†Google Class A	1,600	556,896
		556,896
IT Services – 1.59%
Accenture Class A	7,800	214,422
Visa Class A	6,100	339,160
		553,582
Life Sciences Tools & Services – 0.85%
†Thermo Fisher Scientific	8,300	296,061
		296,061
Machinery – 0.34%
Caterpillar	4,200	117,432
		117,432
Media – 2.34%
Comcast Class A	24,200	330,088
Disney (Walt)	16,500	299,640
†Viacom Class B	10,500	182,490
		812,218
Multi-Utilities – 1.78%
Sempra Energy	7,100	328,304
Wisconsin Energy	7,000	288,190
		616,494
Oil, Gas & Consumable Fuels – 8.88%
Arch Coal	9,800	131,026
Chevron	8,300	558,092
EOG Resources	5,900	323,084
Exxon Mobil	20,700	1,409,670
Occidental Petroleum	9,100	506,415
St. Mary Land & Exploration	11,700	154,791
		3,083,078
Pharmaceuticals – 6.26%
Johnson & Johnson	17,100	899,460
Merck	20,600	551,050
Pfizer	13,900	189,318
Wyeth	12,400	533,696
		2,173,524
Professional Services – 0.40%
†FTI Consulting	2,800	138,544
		138,544
Real Estate Investment Trusts – 0.42%
Host Hotels & Resorts	13,200	51,744
Simon Property Group	2,764	95,760
		147,504
Road & Rail – 0.89%
Norfolk Southern	9,200	310,500
		310,500
Semiconductors & Semiconductor Equipment – 2.68%
Applied Materials	26,100	280,575
Intel	43,300	651,665
		932,240
Software – 4.17%
†McAfee	6,400	214,400
Microsoft	44,900	824,813
†Nuance Communications	16,600	180,276
†Symantec	15,200	227,088
		1,446,577
Specialty Retail – 1.26%
American Eagle Outfitters	18,700	228,888
†Urban Outfitters	12,700	207,899
		436,787
Textiles, Apparel & Luxury Goods – 0.81%
NIKE Class B	6,000	281,340
		281,340
Tobacco – 0.59%
Altria Group	4,000	64,080
Philip Morris International	4,000	142,320
		206,400
Wireless Telecommunication Services – 0.83%
†MetroPCS Communications	16,800	286,944
		286,944
Total Common Stock (Cost $37,631,611)		32,804,646
		Principal
		Amount
(U.S. $)
≠U. S. Treasury Obligation – 2.48%
U.S. Treasury Bill 0.049% 4/2/09	$860,000	859,999
Total U. S. Treasury Obligation (Cost $859,999)		859,999

≠Discounted Commercial Paper – 2.89%
BNP Paribas 0.280% 4/1/09	1,005,000	1,005,000
Total Discounted Commercial Paper (Cost $1,005,000)		1,005,000
Total Value of Securities – 99.82%
(Cost $39,496,610)		34,669,645
Receivables and Other Assets Net of Liabilities (See Notes) – 0.18%		60,884
Net Assets Applicable to 2,701,861 Shares Outstanding – 100.00%		$34,730,529

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Variable Annuity Fund A (Fund).

Investments – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at fair value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers (Board). In determining weather market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – Operations of the Fund form a part of, and are taxed with, operations of Lincoln Life, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income – Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves – Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.  Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$33,664,645
Level 2	1,005,000
Level 3	-
Total	$34,669,645

There were no Level 3 securities at the beginning or end of the period.

3. Credit Risk
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering.  There were no Section 4(2) securities at March 31, 2009.

4. Proposed Fund Merger
On December 9, 2008, the Fund’s Board approved a proposal to merge the Lincoln National Variable Annuity Fund A into the LVIP Delaware Growth & Income Fund.  The Fund will continue to accept purchases from existing contract owners (including reinvested dividends or capital gains) until the last business day before the proposed merger. A meeting of contract owners for Lincoln National Variable Annuity Fund A is scheduled to be held on June 11, 2009 to vote on the merger. If approved by the contract owners, the merger is expected to take place on June 26, 2009.

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln National Variable Annuity Fund A
(Registrant)

By:          /s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date:      May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date:       May 21, 2009

By:           /s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:       May 21, 2009